Notes Related to the Unaudited Interim Condensed Consolidated Statement of Income (Loss) - Summary of Subscription Warrants - AGA Plan (Parenthetical) (Detail) - Grant in February 2020 [member] - Free Shares Aga Plan [Member]
6 Months Ended
Jun. 30, 2020 EUR (€)
Disclosure of detailed information of operating income loss [line items]
Share price	€ 5.87
Performance Targets Criteria	• ERYP: maximum between the share price the day before the grant date and the average price of the 20-quoted market share price days before the grant date discounted by 5%, ie €5.87, • ERYPi: maximum between the share price at the acquisition date and the average price of the 20-quoted market share price days before the grant date discounted by 5%, • Tri: (ERYPi - ERYP2019) / (ERYP2019 x (PM – 1)) with PM = 2.17 • If TRi <=0 % no shares granted are acquired • If Tri>100% all the shares granted are acquired • If 0%100% shares granted are acquired following the TRi percentage